UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8943

Name of Fund:  Legg Mason Light Street Trust, Inc.

Fund Address:  100 Light Street
               Baltimore, MD 21202

Name and address of agent for service:
        Mark R. Fetting, President, Legg Mason Light Street Trust, Inc. 100 Light Street
        Baltimore, MD 21202.

Registrant's telephone number, including area code: (410) 539-0000

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003





Item 1 - Report to Shareholders



       Legg Mason
       -------------------------------------------------------------------------
       CLASSIC VALUATION FUND
                       ---------------------------------------------------------

                                SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                April 30, 2003
                                Primary Class
                       ---------------------------------------------------------

                                         [LEGG MASON FUNDS LOGO]









To Our Shareholders,

  We are pleased to provide you with Legg Mason Classic Valuation Fund's semi-annual report for the six months ended April 30, 2003.

  The following table summarizes key statistics for the Primary Class of shares of the Fund, as of April 30, 2003:



                                                  Total Returns(A)
                                              ------------------------
                                              3 Months       12 Months
                                              --------       ---------


Classic Valuation Fund Primary Class           +8.05%         -24.61%
S&P 500 Stock Composite Index(B)               +7.65%         -13.31%


  On the following pages, the portfolio managers for the Fund review the portfolio's structure and investment philosophy, and comment on the outlook for the Fund. As always, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  Many shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

                                                  Sincerely,

                                                  /S/ MARK R. FETTING

                                                  Mark R. Fetting
                                                  President

May 28, 2003

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.

(B) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.


Portfolio Managers' Comments

Legg Mason Classic Valuation Fund

  While few things are ever certain, the mood of the equity markets does appear to have turned incrementally positive from last summer's manic depression. The Classic Valuation Fund generally benefited from this sentiment shift. As the 2002 headwind of pessimism shifted around to our stern, low expectations holdings throughout the portfolio began to act lively. In particular, our overweight position in securities considered to be in distress has begun to pay us back for their negative contribution of the first three quarters of 2002. For the six months ended April 30, 2003, the Fund posted a return of +8.43%, relative to the +5.25% posted by the Russell 1000 Value Index(A) and +4.48% logged by the S&P 500.(B)

  From a stock selection standpoint, the Fund is materially benefiting from last year's dollar cost averaging into stocks considered too scary by others. We prefer to call them extremely low expectations opportunities. For example, Williams Companies was viewed as destined for the morgue, but steady signs of life have now given way to analysts' reports heralding growing earnings visibility. This stock alone added two percentage points of performance to the Fund, thanks to dollar cost averaging. Now that Enron is only a memory and power and gas prices are returning to break-even ranges, our sense is that this group is well past its nadir. We believe the recovery trend in this industry and its stocks is relatively immature.

  Distress was, of course, not limited to the utility sector. A similar recovery occurred in the tech sector, led by price increases of near 150% to 190% in billing software leader Amdocs and fiber optic and flat panel producer Corning, respectively. Last fall, both companies were the subject of a steady diet of negative "press" from the super-confident hedge funds and from the Street analysts whose directional independence most accurately resembles that of seaweed. We continue to look for and hold tech stocks which either produce healthy cash flow streams like Amdocs, or are leaders in their fields which have reduced their cost structures to the point of profitability and have high leverage to an eventual demand recovery. Names like Seagate, 3Com, Agilent and Computer Associates typify this group.

  Today we are tracking the emergence of several catalysts or opportunities that encompass one company or a small group of pure play companies. We're seeing possible signs of positive inflection developments in medical malpractice, asbestos, and even money management. The last one is of course near and dear, but also a business we know well. We're now anniversarying three years of negative markets for the average equity manager. So, just as investors have become trained that this is now a terminal downhill ride, equity markets appear to be improving, signaling a turn in some money managers' fundamental revenue and earnings prospects. Alliance Capital is as close as we're going to get to a pure play on this dysfunction. With 65% of cash flows coming from equities and a big slug of that from growth, Alliance Capital has been a big disappointment to investors. But now, with equity

---------------

(A) Measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(B) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

2



markets up significantly this quarter, and bonds not down, the prospects have brightened considerably. Amazingly, analysts' reports are still focused on the first quarter being yet again down. In a business dependant on the markets, we cannot think of a more useless pursuit for analysts than to stare at a quarter's market performance -- particularly an historical one. The near universal pessimism of analysts and investors gives us cause for confidence in this stock. We routinely attempt to have our Fund benefit from pessimism that is undue and exaggerated by crowd behavior.

                                                  Tony Hitschler, CFA
                                                  Alec Cutler, CFA
                                                  Scott Kuensell, CFA

May 15, 2003
DJIA 8713.14

  The views expressed in this commentary reflect those of the portfolio managers as of the date of this commentary. Any such views are subject to change at any time based on market or other conditions, and the Legg Mason Classic Valuation Fund and Legg Mason Wood Walker, Incorporated disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions for the Legg Mason Funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any Legg Mason Fund.

                                                                               3







Performance Information

Legg Mason Classic Valuation Fund

Total Returns for One Year and Life of Class, as of April 30, 2003

  The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders. Performance would have been lower if fees had not been waived in various periods.

  The Classic Valuation Fund offers two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class, offered only to certain institutional investors, is contained in a separate report to its shareholders.

  The Fund's total returns as of April 30, 2003, were as follows:



Average Annual Total Return
  Primary Class:
    One Year                   -24.61%
    Life of Class(A)            -2.52%

Cumulative Total Return
  Primary Class:
    One Year                   -24.61%
    Life of Class(A)            -8.48%


---------------
(A) The inception date of the Primary Class is November 8, 1999.

4







Selected Portfolio Performance for the Six Months Ended April 30, 2003(B)



           Strongest performers(C)
----------------------------------------------


 1.  The Williams Companies, Inc.     +272.4%


 2.  Corning Incorporated             +189.8%


 3.  Calpine Corporation              +168.5%


 4.  Amdocs Limited                   +153.0%


 5.  J.P. Morgan Chase & Co.           +45.3%


 6.  JDS Uniphase Corporation          +43.5%





Weakest performers(C)
----------------------------------------------


 1.  Northrop Grumman Corporation      -14.0%


 2.  Transocean Sedco Forex Inc.       -13.3%


 3.  Berkshire Hathaway Inc. - Class
      B                                 -5.2%


 4.  Tidewater Inc.                     -3.5%


 5.  Del Monte Foods Company            -0.6%


 6.  SUPERVALU INC.                     -0.2%



Portfolio Changes Since October 31, 2002




               Securities added
----------------------------------------------


Allegheny Energy, Inc.


Alliance Capital Management Holding L.P.


Circuit City Stores, Inc.


Comcast Corporation - Class A


CSX Corporation


Liberty Media Corporation


Sara Lee Corporation


Seagate Technology


The Boeing Company


The Home Depot, Inc.


The Interpublic Group of Companies, Inc.


United Technologies Corporation


USA Interactive










Securities sold
----------------------------------------------


Air Products and Chemicals, Inc.


AT&T Corp.


CIGNA Corporation


Federated Department Stores, Inc.


Genuine Parts Company


Genzyme Corporation


IDT Corporation


Lehman Brothers Holdings Inc.


Micron Technology, Inc.


Novartis AG - ADR


Old Republic International Corporation


Reinsurance Group of America, Incorporated


Schering-Plough Corporation


Sprint Corporation


Stillwater Mining Company


Travelers Property Casualty Corp. - Class B


UnumProvident Corporation


Verizon Communications Inc.


Visteon Corporation


Winn-Dixie Stores, Inc.



---------------

(B) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they are paid.
(C) Securities held for the entire period.

                                                                               5


Statement of Net Assets

April 30, 2003 (Unaudited)
(Amounts in Thousands)

Legg Mason Classic Valuation Fund



                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------

Common Stock and Equity Interests -- 96.1%


Consumer Discretionary -- 18.8%
 Hotels, Restaurants and Leisure -- 2.4%
 Carnival Corporation                                                45          $  1,252
                                                                                 --------
 Household Durables -- 0.9%
 Koninklijke (Royal) Philips Electronics N.V. - ADR                  24               441
                                                                                 --------
 Internet and Catalog Retail -- 1.2%
 USA Interactive                                                     20               599(A)
                                                                                 --------
 Media -- 9.5%
 Comcast Corporation - Class A                                       53             1,679(A)
 Liberty Media Corporation                                          100             1,100(A)
 The Interpublic Group of Companies, Inc.                            50               570
 The Walt Disney Company                                             80             1,495
                                                                                 --------
                                                                                    4,844
                                                                                 --------
 Multiline Retail -- 2.2%
 Sears, Roebuck and Co.                                              40             1,134
                                                                                 --------
 Specialty Retail -- 2.6%
 Circuit City Stores, Inc.                                           35               201
 The Home Depot, Inc.                                                40             1,125
                                                                                 --------
                                                                                    1,326
                                                                                 --------
Consumer Staples -- 8.2%
 Food and Drug Retailing -- 3.0%
 SUPERVALU INC.                                                      93             1,530
                                                                                 --------
 Food Products -- 5.2%
 Del Monte Foods Company                                            250             1,988(A)
 Sara Lee Corporation                                                40               671
                                                                                 --------
                                                                                    2,659
                                                                                 --------
Energy -- 8.3%
 Energy Equipment and Services -- 5.4%
 Halliburton Company                                                 44               951
 Tidewater Inc.                                                      42             1,135
 Transocean Sedco Forex Inc.                                         35               661(A)
                                                                                 --------
                                                                                    2,747
                                                                                 --------


6















                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------

Energy -- Continued
 Oil and Gas -- 2.9%
 Anadarko Petroleum Corporation                                      13          $    586
 ConocoPhillips                                                      18               894
                                                                                 --------
                                                                                    1,480
                                                                                 --------
Financials -- 19.4%
 Banks -- 3.0%
 U.S. Bancorp                                                        47             1,034
 Wachovia Corporation                                                13               493
                                                                                 --------
                                                                                    1,527
                                                                                 --------
 Diversified Financials -- 7.2%
 Citigroup Inc.                                                      30             1,177
 Fannie Mae                                                          15             1,086
 J.P. Morgan Chase & Co.                                             47             1,385
                                                                                 --------
                                                                                    3,648
                                                                                 --------
 Insurance -- 6.6%
 Berkshire Hathaway Inc. - Class B                                    0             1,050(A)
 Nationwide Financial Services, Inc.                                 19               524
 Platinum Underwriters Holdings, Ltd.                                41             1,092
 Travelers Property Casualty Corp. - Class A                         45               727
                                                                                 --------
                                                                                    3,393
                                                                                 --------
 Investment Banking/Brokerage -- 2.3%
 The Goldman Sachs Group, Inc.                                       16             1,184
                                                                                 --------
 Investment Management -- 0.3%
 Alliance Capital Management Holding L.P.                             5               153
                                                                                 --------
Health Care -- 6.9%
 Health Care Providers and Services -- 1.1%
 PacifiCare Health Systems, Inc.                                     18               564(A)
                                                                                 --------
 Pharmaceuticals -- 5.8%
 Bristol-Myers Squibb Company                                        52             1,326
 Merck & Co., Inc.                                                   28             1,646
                                                                                 --------
                                                                                    2,972
                                                                                 --------


                                                                               7
























Statement of Net Assets -- Continued

Legg Mason Classic Valuation Fund -- Continued



                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------

Industrials -- 11.3%
 Aerospace/Defense -- 9.8%
 Northrop Grumman Corporation                                        19          $  1,671
 Raytheon Company                                                    60             1,793
 The Boeing Company                                                  22               600
 United Technologies Corporation                                     15               927
                                                                                 --------
                                                                                    4,991
                                                                                 --------
 Road and Rail -- 1.5%
 CSX Corporation                                                     24               768
                                                                                 --------
Information Technology -- 11.0%
 Communications Equipment -- 2.2%
 Corning Incorporated                                               104               561(A)
 JDS Uniphase Corporation                                            73               234(A)
 3Com Corporation                                                    61               318(A)
                                                                                 --------
                                                                                    1,113
                                                                                 --------
 Computers and Peripherals -- 2.0%
 Electronics for Imaging, Inc.                                       27               511(A)
 Seagate Technology                                                  42               504(A)
                                                                                 --------
                                                                                    1,015
                                                                                 --------
 Electronics (Instrumentation) -- 1.9%
 Agilent Technologies, Inc.                                          60               961(A)
                                                                                 --------
 IT Consulting and Services -- 1.4%
 Electronic Data Systems Corporation                                 40               726
                                                                                 --------
 Software -- 3.5%
 Amdocs Limited                                                      56               980(A)
 Computer Associates International, Inc.                             49               791
                                                                                 --------
                                                                                    1,771
                                                                                 --------
Materials -- 5.9%
 Chemicals -- 1.1%
 Lyondell Chemical Company                                           37               544
                                                                                 --------


8




























                                                              Shares/Par          Value
-----------------------------------------------------------------------------------------

Materials -- Continued
 Metals and Mining -- 4.8%
 Alcoa Inc.                                                          40          $    910
 Arch Coal, Inc.                                                     41               738
 United States Steel Corporation                                     57               813
                                                                                 --------
                                                                                    2,461
                                                                                 --------
Utilities -- 6.3%
 Electric Utilities -- 3.6%
 Allegheny Energy, Inc.                                              60               498
 Calpine Corporation                                                 66               354(A)
 PG&E Corporation                                                    63               948(A)
                                                                                 --------
                                                                                    1,800
                                                                                 --------
 Gas and Pipeline Utilities -- 0.9%
 El Paso Corporation                                                 61               455
                                                                                 --------
 Multi-Utilities -- 1.8%
 The Williams Companies, Inc.                                       133               927
                                                                                 --------
Total Common Stock and Equity Interests (Identified Cost -- $51,841)               48,985
-----------------------------------------------------------------------------------------
Preferred Stocks -- 3.4%


 Automobiles -- 1.1%
 Ford Motor Company Capital Trust, Cv., 6.5%                         13               570
                                                                                 --------
 Specialty Retail -- 2.3%
 Toys "R" Us, Inc., Cv., 6.25%                                       33             1,141
                                                                                 --------
Total Preferred Stocks (Identified Cost -- $2,395)                                  1,711
-----------------------------------------------------------------------------------------
Total Investments -- 99.5% (Identified Cost -- $54,236)                            50,696
Other Assets Less Liabilities -- 0.5%                                                 257
                                                                                 --------

Net assets -- 100.0%                                                             $ 50,953
                                                                                 ========


                                                                               9

































Statement of Net Assets -- Continued

Legg Mason Classic Valuation Fund -- Continued





-----------------------------------------------------------------------------------------

Net assets consist of:
Accumulated paid-in capital applicable to:
 5,558 Primary Class shares outstanding                                          $ 69,744
    21 Institutional Class shares outstanding                                         217
Accumulated net investment income/(loss)                                               14
Accumulated net realized gain/(loss) on investments and foreign currency
 transactions                                                                     (15,482)
Unrealized appreciation/(depreciation) of investments and foreign
 currency translations                                                             (3,540)
                                                                                 --------

Net assets                                                                       $ 50,953
                                                                                 ========

Net asset value per share:


 Primary Class                                                                   $   9.13
                                                                                 ========
 Institutional Class                                                             $   9.30
                                                                                 ========
-----------------------------------------------------------------------------------------


(A) Non-income producing.

See notes to financial statements.

10



Statement of Operations

For the Six Months Ended April 30, 2003
(Amounts in Thousands) (Unaudited)

Legg Mason Classic Valuation Fund



-------------------------------------------------------------------------------
Investment Income:
Dividends                                               $   525(A)
Interest                                                      4
                                                        -------
      Total income                                                      $  529

Expenses:

Management fee                                              195
Distribution and service fees                               259(B)
Audit and legal fees                                         20
Custodian fee                                                32
Directors' fees                                               6
Registration expense                                         16
Reports to shareholders                                      20
Transfer agent and shareholder servicing expense:
  Primary Class                                              26
  Institutional Class                                      N.M.
Other expenses                                               10
                                                        -------
                                                            584
      Less fees waived                                      (69)
                                                        -------
      Total expenses, net of waivers                                       515
                                                                        ------
Net Investment Income/(Loss)                                                14

Net Realized and Unrealized Gain/(Loss) on
  Investments:
Realized gain/(loss) on investments and foreign
  currency transactions                                  (6,081)
Change in unrealized appreciation/(depreciation) of
  investments and foreign currency translations          10,053
                                                        -------
Net Realized and Unrealized Gain/(Loss) on Investments                   3,972
-------------------------------------------------------------------------------
Change in Net Assets Resulting From Operations                          $3,986
-------------------------------------------------------------------------------


(A) Net of foreign taxes withheld of $1.

(B) See Note 1 to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

                                                                              11























































Statement of Changes in Net Assets

(Amounts in Thousands)

Legg Mason Classic Valuation Fund



                                                        For the          For the
                                                    Six Months Ended   Year Ended
                                                        4/30/03         10/31/02
----------------------------------------------------------------------------------
                                                      (Unaudited)


Change in Net Assets:

Net investment income/(loss)                            $     14        $    (75)

Net realized gain/(loss) on investments and
  foreign currency transactions                           (6,081)         (9,195)

Change in unrealized appreciation/(depreciation)
  of investments and foreign currency
  translations                                            10,053         (11,432)
----------------------------------------------------------------------------------
Change in net assets resulting from operations             3,986         (20,702)

Change in net assets from Fund share
  transactions:
  Primary Class                                          (10,050)         24,126
  Institutional Class                                         48              52
----------------------------------------------------------------------------------
Change in net assets                                      (6,016)          3,476

Net Assets:

Beginning of period                                       56,969          53,493
----------------------------------------------------------------------------------
End of period                                           $ 50,953        $ 56,969
----------------------------------------------------------------------------------
Undistributed net investment income/(loss)              $     14        $     --
----------------------------------------------------------------------------------


See notes to financial statements.

12













































Financial Highlights

Legg Mason Classic Valuation Fund

  Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.



                                      Six Months
                                        Ended              Years Ended October 31,
                                      April 30,    ---------------------------------------
                                         2003        2002         2001        2000(A)
------------------------------------------------------------------------------------------
                                     (Unaudited)


Net asset value, beginning of
  period                               $8.42        $11.05       $11.59       $10.00
                                     -----------------------------------------------------
Investment operations:
  Net investment income/(loss)           .002(B)      (.01)(B)     (.02)(B)      .01(B)
  Net realized and unrealized
    gain/(loss) on investments           .708        (2.62)        (.49)        1.58
                                     -----------------------------------------------------
  Total from investment operations       .71         (2.63)        (.51)        1.59
                                     -----------------------------------------------------
Distributions:
  From net investment income             --            --          (.01)         --
  In excess of net investment
    income                               --            --          (.02)         --
                                     -----------------------------------------------------
  Total distributions                    --            --          (.03)         --
                                     -----------------------------------------------------
Net asset value, end of period         $9.13        $ 8.42       $11.05       $11.59
                                     -----------------------------------------------------
Ratios/supplemental data:
  Total return                          8.43%(C)    (23.80)%      (4.43)%      15.90%(C)
  Expenses to average net assets        1.98%(B,D)    2.00%(B)     2.00%(B)     2.00%(B,D)
  Net investment income/(loss) to
    average net assets                   .05%(B,D)    (.11)%(B)    (.36)%(B)     .22%(B,D)
  Portfolio turnover rate              56.2%(D)      84.3%        64.9%        73.0%(D)
  Net assets, end of period (in
    thousands)                       $50,758       $56,836      $53,380       $9,569
------------------------------------------------------------------------------------------


(A) For the period November 8, 1999 (commencement of operations) to October 31, 2000.

(B) Net of fees waived by the adviser pursuant to a contractual expense limitation of 1.95% of average daily net assets until February 29, 2004. Prior to March 1, 2003, the contractual expense limitation was 2.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the six months ended April 30, 2003, 2.25%; for the years ended October 31, 2002, 2.12%; and 2001, 2.28%; and for the period ended October 31, 2000, 5.98%.

(C) Not annualized.

(D) Annualized.

See notes to financial statements.

                                                                              13






















Notes to Financial Statements

Legg Mason Classic Valuation Fund
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Light Street Trust, Inc. ("Corporation"), consisting of the Classic Valuation Fund ("Classic Valuation" or "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  The Fund offers two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  Securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ official closing price. If no sales price is available, the security is valued at the mean between the latest bid and asked prices. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At April 30, 2003, receivables for securities sold and payables for securities purchased for the Fund were:



         Receivable for              Payable for
         Securities Sold         Securities Purchased
         --------------------------------------------

              $393                       $153


  For the six months ended April 30, 2003, security transactions (excluding short-term investments and U.S. government securities) were as follows:



         Purchases         Proceeds From Sales
         -------------------------------------

          $14,508                $24,260


14







--------------------------------------------------------------------------------

Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized and included in interest income for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in

                                                                              15




Notes to Financial Statements -- Continued

--------------------------------------------------------------------------------

accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. At April 30, 2003, the Fund had capital loss carryforwards of $27 expiring in 2008, $75 expiring in 2009, and $9,144 expiring in 2010.

3. Transactions With Affiliates:

  The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). For its services to the Fund, LMFA receives a fee, calculated daily and payable monthly. The annual management fee rates and fees payable are provided in the chart below:



                                          Six Months Ended
                                           April 30, 2003    At April 30, 2003
                                          ----------------   -----------------
                                             Management         Management
Management Fee      Asset Breakpoint       Fees Waived(A)      Fees Payable
------------------------------------------------------------------------------

    0.75%            $0 - $1 billion            $64                $259
    0.65%        in excess of $1 billion



  Under the terms of the agreement, LMFA is required to bear any expenses, including organization costs, through the expiration dates set forth below, which would cause the Fund's ratio of expenses to average net assets to exceed a certain set percentage as described below ("percentage"). Thereafter, the Fund is required to reimburse LMFA for such expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund's ratio of expenses to average net assets to exceed the percentage.

  LMFA has agreed to waive its fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates.

  Effective March 1, 2003, the Fund's expense limitation was decreased to 1.95% from 2.00% for the Primary Class and to 0.95% from 1.00% for the Institutional Class. The new expense limitations are effective through February 29, 2004.

  Brandywine Asset Management, LLC ("Brandywine") serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine a fee, computed daily and payable monthly, at an annual rate of 60% of the fee it receives from the Fund. Fees paid to Brandywine are net of any waivers.

---------------
(A) Subject to repayment.

16







--------------------------------------------------------------------------------

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor for the Fund. Legg Mason receives an annual distribution fee and an annual service fee based on the Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:



                                            Six Months Ended
                                             April 30, 2003           At April 30, 2003
                                        ------------------------   ------------------------
               Distribution   Service   Distribution and Service   Distribution and Service
                   Fee          Fee          Fees Waived(A)              Fees Payable
-------------------------------------------------------------------------------------------

Primary Class     0.75%        0.25%               $5                        $68


  Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA or Legg Mason to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund's expenses to exceed the limit, if any, imposed by LMFA at that time.

  No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the six months ended April 30, 2003.

  LM Fund Services, Inc., a registered transfer agent, also has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. $9 for the six months ended April 30, 2003.

  LMFA, Brandywine, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

  The Fund, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the six months ended April 30, 2003, the Fund made no borrowings under the Credit Agreement.

                                                                              17




 Notes to Financial Statements -- Continued

--------------------------------------------------------------------------------

5. Fund Share Transactions:

  At April 30, 2003, there were 100,000 shares authorized at $.001 par value for each of the Primary and Institutional Classes of the Fund. Share transactions were as follows:



                                                                            Reinvestment
                                                       Sold               of Distributions
                                                -------------------      ------------------
                                                Shares      Amount       Shares      Amount
-------------------------------------------------------------------------------------------

--Primary Class
  Six Months Ended April 30, 2003                 896       $ 7,827        --         $ --
  Year Ended October 31, 2002                   3,573        40,472        --           --
--Institutional Class
  Six Months Ended April 30, 2003                   6       $    54        --         $ --
  Year Ended October 31, 2002                       6            56        --           --
-------------------------------------------------------------------------------------------




                                                  Repurchased                Net Change
                                              --------------------      --------------------
                                              Shares       Amount       Shares       Amount
--------------------------------------------------------------------------------------------

--Primary Class
  Six Months Ended April 30, 2003             (2,091)     $(17,877)     (1,195)     $(10,050)
  Year Ended October 31, 2002                 (1,650)      (16,346)      1,923        24,126
--Institutional Class
  Six Months Ended April 30, 2003                 (1)     $     (6)          5      $     48
  Year Ended October 31, 2002                     --            (4)          6            52
--------------------------------------------------------------------------------------------


18







                      [THIS PAGE INTENTIONALLY LEFT BLANK]







                      [THIS PAGE INTENTIONALLY LEFT BLANK]







Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:



Equity Funds:                               Specialty Funds:


Value Trust                                 Balanced Trust
Special Investment Trust                    Financial Services Fund
American Leading Companies Trust            Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust




Global Funds:                               Taxable Bond Funds:


Global Income Trust                         U.S. Government Intermediate-Term Portfolio
International Equity Trust                  Investment Grade Income Portfolio
Emerging Markets Trust                      High Yield Portfolio




Tax-Free Bond Funds:                        Money Market Funds:


Tax-Free Intermediate-Term Income Trust     U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust              Cash Reserve Trust
Pennsylvania Tax-Free Income Trust          Tax Exempt Trust


For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.




                                                         [LEGG MASON FUNDS LOGO]






                                       Investment Manager
                                         Legg Mason Fund Adviser, Inc.
                                         Baltimore, MD

                                       Investment Adviser
                                         Brandywine Asset Management, LLC
                                         Wilmington, DE

                                       Board of Directors
                                         John F. Curley, Jr.,
                                         Chairman
                                         Mark R. Fetting,
                                         President
                                         Richard G. Gilmore
                                         Arnold L. Lehman
                                         Robin J.W. Masters
                                         Dr. Jill E. McGovern
                                         Arthur S. Mehlman
                                         G. Peter O'Brien
                                         S. Ford Rowan

                                       Transfer and Shareholder Servicing Agent
                                         Boston Financial Data Services
                                         Braintree, MA

                                       Custodian
                                         State Street Bank & Trust Company
                                         Boston, MA

                                       Counsel
                                         Kirkpatrick & Lockhart LLP
                                         Washington, DC

                                       Independent Accountants
                                         PricewaterhouseCoopers LLP
                                         Baltimore, MD



    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
                        Member NYSE, Inc. - Member SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-233
6/03






Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

    (a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A
    (b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
    (c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A
    (d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
    (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A
    (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A
    (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A
    (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

        (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

    (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-1(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

        WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, MARK FETTING, THE REGISTRANT'S PRESIDENT, AND MARIE KARPINSKI, THE REGISTRANT'S TREASURER, REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, MR. FETTING AND MS. KARPINSKI DETERMINED THAT THE PROCEDURES ADEQUATELY ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN ITS PERIODIC REPORTS IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

    (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



        THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

Item 10 - Exhibits
    (a) Attach code of ethics, amendments and waivers, that is subject to the disclosure required in Item 2, unless available on a website or offered to shareholders at no charge upon request.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

    (b) Attach a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

        (ATTACHED)





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.

Date: 6/25/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.

Date: 6/25/03



By: /s/ Marie K. Karpinski

Marie K. Karpinski
Treasurer, Legg Mason Light Street Trust, Inc.

Date: 6/25/03